LAND USE RIGHTS, NET (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)
Land use rights, net (note 9)		¥ 16,564		$ 1,826	¥ 12,913
Amortization of Intangible Assets	¥ 2,893	5,944	¥ 6,153
Use Rights [Member]
Amortization of Intangible Assets	¥ 677	668	¥ 701
Asset Pledged As Collateral [Member]
Land use rights, net (note 9)		¥ 2,177			¥ 2,177